Indebtedness	12 Months Ended
Dec. 31, 2023
Indebtedness [Abstract]
INDEBTEDNESS

24. INDEBTEDNESS

As at December 31,	2023	2022
Senior Secured Credit Facilities
Revolving Credit Facility	$—	$—
Term Loan B – U.S. Facility (December 31, 2023 – US$1,421,767 and December 31, 2022 – US$1,552,815)	1,882,846	2,104,685
Senior Unsecured Notes (December 31, 2023 – US$295,000 and December 31, 2022 – US$390,000)	390,669	528,606
2026 Senior Secured Notes (December 31, 2023 – US$399,040 and December 31, 2022 – US$500,000)	528,449	677,700
Senior Secured Notes (December 31, 2023 – US$299,995 and December 31, 2022 – US$400,000)	397,283	542,160
	3,199,247	3,853,151
Deferred financing costs, prepayment options and loss on repayment	(2,228)	(3,070)
	3,197,019	3,850,081
Less: current indebtedness	—	—
Long-term indebtedness	$3,197,019	$3,850,081

Term Loan B — U.S. Facility and Revolving Credit Facility

On December 6, 2019, Telesat Canada entered into a new amended and restated Credit Agreement (“2019 Amendment”) with a syndicate of banks which provides for the extension of credit under the Senior Secured Credit Facilities (“Senior Secured Credit Facilities”). The Senior Secured Credit Facilities, have two tranches which are described below:

(i)     A Revolving Credit Facility (“Revolving Facility”) of up to $200.0 million U.S. dollars (or Canadian dollar equivalent) is available to Telesat Canada maturing in December 2024. This Revolving Facility is available to be drawn at any time in U.S. funds or Canadian dollar equivalent funds. Loans under the Revolving Facility bore interest at a floating interest rate. For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin ranging from 0.75% to 1.25% is applied to the Prime Rate and ABR as these interest rates are defined in the Senior Secured Credit Facilities. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin ranging from 1.75% to 2.25% is applied to either the BA interest rate or LIBOR. The rates on the Revolving Facility vary depending upon the results of the first lien leverage ratio. The Revolving Facility has an unused commitment fee that ranges from 25.0 to 37.5 basis points per annum, depending upon the result of the total leverage ratio.

On May 9, 2023, Telesat Canada entered into a seventh amendment to the Credit Agreement. The seventh amendment amends the Credit Agreement to replace LIBOR-based benchmark rates with Secured Overnight Financing Rate (“SOFR”)-based benchmark rates and to make certain other conforming changes. Following the seventh amendment, loans under the Revolving Facility will bear interest, at Telesat Canada’s option, at either (x) in the case of loans denominated in Canadian Dollars, (i) a floating rate based on the Canadian prime rate, plus an applicable margin ranging from 0.75% to 1.25% or (ii) a floating rate based on the Canadian BA rate, plus an applicable margin ranging from 1.75% to 2.25%, or (y) in the case of loans denominated in US dollars, (i) a floating rate based on the base rate, plus an applicable margin ranging from 0.75% to 1.25% or (ii) a floating rate based on SOFR, plus an applicable margin ranging from 1.75% to 2.25%. As at December 31, 2023, other than $0.2 million (December 31, 2022 — $0.2 million) in drawings related to letters of credit, there were no borrowings under this facility.

(ii)    The U.S. TLB Facility is a US$1,908.5 million facility maturing in December 2026 (“U.S. TLB Facility”). The borrowings under the U.S. TLB Facility bore interest at a floating rate of either: (i) LIBOR as periodically determined for interest rate periods selected by Telesat Canada in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%. The mandatory principal repayment is equal to 0.25% of the original aggregate principal amount, payable on the last day of each quarter, commencing on March 31, 2020. As a result of the prepayment made in December 2020, mandatory quarterly principal repayments are no longer be required.

On May 9, 2023, Telesat Canada entered into a seventh amendment to the Credit Agreement. The seventh amendment amends the Credit Agreement to replace LIBOR-based benchmark rates with SOFR-based benchmark rates and to make certain other conforming changes. Following the seventh amendment, loans under the Term Loan B Facility bear interest, at Telesat Canada’s option, at either (i) a floating rate based on the base rate, plus an applicable margin of 1.75% or (ii) a floating rate based on SOFR, plus an applicable margin of 2.75%. In addition, loans benchmarked against SOFR will be subject to a credit spread adjustment of 0.11448% for a one-month interest period, 0.26161% for a three-month interest period and 0.42826% for a six-month interest period.

Debt issue costs of $16.0 million were incurred in connection with the 2019 Amendment, inclusive of $1.3 million relating to the revolving credit facility. As at December 31, 2023, the debt costs had a carrying value of $6.1 million (December 31, 2022 — $8.6 million). The Senior Secured Credit Facilities are secured by substantially all of Telesat Canada’s assets, excluding those in the unrestricted subsidiaries. All obligations under the Credit Agreement are guaranteed by Telesat Canada and certain existing subsidiaries (“Guarantors”). The obligations under the Credit Agreement and the guarantees of those obligations are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. The Credit Agreement contains total leverage ratio covenants that restrict, with certain exceptions, the ability of Telesat Canada and the Guarantors to take specified actions, including, among other things and subject to certain significant exceptions: creating liens, incurring indebtedness, making investments, engaging in mergers, selling property, paying dividends, entering into sale-leaseback transactions, creating subsidiaries, repaying subordinated debt or amending organizational documents. If the Revolving Credit Facility is drawn by more than 35% of the Credit Facility amount, the Credit Agreement requires Telesat Canada to comply with a first lien net leverage ratio of 5.75:1.00, tested quarterly, and failure to comply will result in an event of default. As at December 31, 2023, the total leverage ratio was 5.32:1.00, which is more than the maximum test ratio of 4.50:1.00 (December 31, 2022 — 6.17:1.00).

In December 2020, the Company made a US$341.4 million prepayment on the Term Loan B — U.S. Facility. The prepayment was applied to all mandatory future quarterly principal repayments, with the remaining balance of the prepayment being applied towards the principal amount outstanding on maturity. The prepayment resulted in the recognition of a loss of $2.3 million, which was recorded against interest and other income and indebtedness. The loss recorded against the indebtedness is subsequently amortized to interest expense using the effective interest method and had a carrying value of $1.1 million as at December 31, 2023 (December 31, 2022 — $1.6 million).

During the year ended December 31, 2023, Telesat Canada repurchased a portion of Term Loan B — U.S. Facility with a principal amount of $177.6 million (US$131.0 million) in exchange for $133.8 million (US$98.8 million). The repurchase resulted in a write-off of the related debt issue costs and loss on repayment in the amount of $0.5 million (US$0.4 million), and a gain on repurchase of debt of $43.8 million (US$32.3 million).

The weighted average effective interest rate for the year ended December 31, 2023 was 8.08% (December 31, 2022 — 4.64%).

Senior Unsecured Notes

On October 11, 2019, Telesat Canada issued, through a private placement, US$550 million of Senior Unsecured Notes which mature in October 2027. The Senior Unsecured Notes bear interest at an annual rate of 6.5% with interest payments payable in April and October, annually, which commenced in April 2020. Debt issue costs of $7.4 million were incurred in connection with the issuance of the Senior Unsecured Notes and had a carrying value of $2.5 million as at December 31, 2023 (December 31, 2022 — $3.7 million).

The Senior Unsecured Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries.

The Senior Unsecured Notes are structurally subordinated to Telesat Canada’s existing and future secured indebtedness, including obligations under its Senior Secured Credit Facilities and Senior Secured Notes. The Senior Unsecured Notes are governed by the Senior Unsecured Notes Indenture.

The indenture agreement for the Senior Unsecured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at October 11, 2019, of the prepayment option related to the Senior Unsecured Notes was a $17.8 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $6.0 million as at December 31, 2023 (December 31, 2022 — $8.8 million).

During the year ended December 31, 2023, Telesat Canada repurchased Senior Unsecured Notes with a principal amount of $128.9 million (US$95.0 million) in exchange for $53.7 million (US$39.5 million). The repurchase resulted in a write-off of the related debt issue costs and prepayment options in the amount of $0.8 million (US$0.6 million), and a gain on repurchase of debt of $75.3 million (US$55.5 million).

During the year ended December 31, 2022, Telesat Canada repurchased for retirement Senior Unsecured Notes with a principal amount of $202.1 million (US$160.0 million) in exchange for $97.2 million (US$77.0 million). The repurchase resulted in a write-off of the related debt issue costs and prepayment options in the amount of $1.9 million (US$1.5 million), and a gain on extinguishment of debt of $106.9 million (US$84.5 million).

The weighted average effective interest rate for the year ended December 31, 2023 was 6.25% (December 31, 2022 — 6.27%).

Senior Secured Notes

On December 6, 2019, Telesat Canada issued, through private placement, US$400 million of Senior Secured Notes, which mature in June 2027. The Senior Secured Notes bear interest at an annual rate of 4.875% with interest payable on June 1 and December 1, annually, which commenced in June 2020. Debt issue costs of $6.6 million were incurred in connection with the issuance of the Senior Secured Notes and had a carrying value of $2.6 million as at December 31, 2023 (December 31, 2022 — $4.2 million).

The Senior Secured Notes are guaranteed by the Company and certain Guarantors. The Senior Secured Notes are governed by the Senior Secured Notes Indenture. The obligations under the Senior Secured Notes Indenture are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. The Senior Secured Notes include covenants or terms that restricts the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries.

The indenture agreement for the Senior Secured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at December 6, 2019, of the prepayment option related to the Senior Secured Notes was a $10.6 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $4.1 million as at December 31, 2023 (December 31, 2022 — $6.7 million).

During the year ended December 31, 2023, Telesat Canada repurchased Senior Secured Notes with a principal amount of $133.6 million (US$100.0 million) in exchange for $77.0 million (US$57.6 million). The repurchase resulted in a write-off of the related debt issue costs and prepayment options in the amount of $0.5 million (US$0.4 million), and a gain on repurchase of debt of $56.7 million (US$42.4 million).

The weighted average effective interest rate for the year ended December 31, 2023 was 4.75% (December 31, 2022 — 4.76%).

2026 Senior Secured Notes

On April 27, 2021, Telesat Canada, as issuer, and Telesat LLC, as co-issuer, issued US$500 million in aggregate principal amount of 2026 Senior Secured Notes maturing on December 6, 2026. The 2026 Senior Secured Notes bear interest at an annual rate of 5.625% with interest payable on June 1 and December 1, which commenced in December 2021 to holders of record on the immediately preceding May 15 or November 15, as the case may be. Debt issue costs of $6.8 million were incurred in connection with the issuance of the 2026 Senior Secured Notes and had a carrying value of $3.1 million as at December 31, 2023 (December 31, 2022 — $5.0 million).

The 2026 Senior Secured Notes are guaranteed by the Company and certain Guarantors. The 2026 Senior Secured Notes are governed by the 2026 Senior Secured Notes Indenture. The obligations under the 2026 Senior Secured Notes Indenture are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. The 2026 Senior Secured Notes include covenants or terms that restricts the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries.

The indenture agreement for the 2026 Senior Secured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at April 27, 2021, of the prepayment option related to the 2026 Senior Secured Notes was a $1.9 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $0.9 million as at December 31, 2023 (December 31, 2022–$1.4 million).

During the year ended December 31, 2023, Telesat Canada repurchased 2026 Senior Secured Notes with a principal amount of $134.5 million (US$101.0 million) in exchange for $79.6 million (US$59.7 million). The repurchase resulted in a write-off of the related debt issue costs and prepayment options in the amount of $0.6 million (US$0.5 million), and a gain on repurchase of debt of $55.0 million (US$41.2 million).

The weighted average effective interest rate for year ended December 31, 2023 and 2022 was 5.79%.

The U.S. TLB Facility, Senior Unsecured Notes, Senior Secured Notes and 2026 Senior Secured Notes were presented on the balance sheet net of related deferred financing costs. The deferred financing costs are amortized using the effective interest method. The short-term and long-term portions of deferred financing costs, prepayment options and loss on repayment were as follows:

As at December 31,	2023	2022
Short-term deferred financing costs	$—	$—
Long-term deferred financing costs	14,298	21,470
	$14,298	$21,470
Short-term prepayment options	$—	$—
Long-term prepayment options	(10,961)	(16,832)
	$(10,961)	$(16,832)
Short-term loss on repayment	$—	$—
Long-term loss on repayment	(1,109)	(1,568)
	$(1,109)	$(1,568)
Deferred financing costs, prepayment options and loss on repayment	$2,228	$3,070